Employee benefits - Expense Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 3.8	€ 4.0
Interest cost	3.6	3.6
Post-employment benefit expense	7.4	7.6
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.9	4.1
Interest cost	3.6	3.5
Post-employment benefit expense	7.5	7.6
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(0.1)	(0.1)
Interest cost	0.0	0.1
Post-employment benefit expense	€ (0.1)	€ 0.0